BASIC AND DILUTED LOSS PER SHARE (Details Narrative) - shares	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Pre Split [Member] | Series A Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	36,253,620
Post Reverse Split [Member] | Series B Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Antidilutive securities excluded from computation of earnings per share amount		453,184